Education Loans	12 Months Ended
Dec. 31, 2017
Education Loans
3.	Education Loans

Education loans consist of FFELP and Private Education Loans.

There are three principal categories of FFELP Loans: Stafford, PLUS, and FFELP Consolidation Loans. Generally, Stafford and PLUS Loans have repayment periods of between five and ten years. FFELP Consolidation Loans have repayment periods of twelve to thirty years. FFELP Loans do not require repayment, or have modified repayment plans, while the customer is in-school and during the grace period immediately upon leaving school. The customer may also be granted a deferment or forbearance for a period of time based on need, during which time the customer is not considered to be in repayment. Interest continues to accrue on loans in the in-school, deferment and forbearance period. FFELP Loans obligate the customer to pay interest at a stated fixed rate or a variable rate reset annually (subject to a cap) on July 1 of each year depending on when the loan was originated and the loan type. FFELP Loans disbursed before April 1, 2006 earn interest at the greater of the borrower’s rate or a floating rate based on the Special Allowance Payment (“SAP”) formula, with the interest earned on the floating rate that exceeds the interest earned from the customer being paid directly by ED. In low or certain declining interest rate environments when education loans are earning at the fixed borrower rate and the interest on the funding for the loans is variable and declining, we can earn additional spread income that we refer to as Floor Income. For loans disbursed after April 1, 2006, FFELP Loans effectively only earn at the SAP rate, as the excess interest earned when the borrower rate exceeds the SAP rate (Floor Income) is required to be rebated to ED.

FFELP Loans are insured as to their principal and accrued interest in the event of default subject to a Risk Sharing level based on the date of loan disbursement. These insurance obligations are supported by contractual rights against the United States. For loans disbursed after October 1, 1993 and before July 1, 2006, we receive 98 percent reimbursement on all qualifying default claims. For loans disbursed on or after July 1, 2006, we receive 97 percent reimbursement.

Private Education Loans bear the full credit risk of the customer. Private Education Loans generally carry a variable rate indexed to LIBOR or Prime indices. The majority of loans in our portfolio are cosigned. Similar to FFELP loans, Private Education Loans are generally non-dischargeable in bankruptcy. Most loans have repayment terms of 10 to 15 years or more, and for loans made prior to 2009, payments are typically deferred until after graduation. However, since 2009 we began to encourage interest-only or fixed payment options while the customer is enrolled in school.

The estimated weighted average life of education loans in our portfolio was approximately 7 years at both December 31, 2017 and 2016. The following table reflects the distribution of our education loan portfolio by program.

	December 31, 2017		Year Ended December 31, 2017
(Dollars in millions)	Ending Balance	% of Balance	Average Balance	Average Effective Interest Rate
FFELP Stafford and Other Education Loans, net(1)	$28,409	27%	$30,462	2.94%
FFELP Consolidation Loans, net	53,294	51	54,527	3.30
Private Education Loans, net	23,419	22	23,762	6.88
Total education loans, net	$105,122	100%	$108,751	3.98%

	December 31, 2016		Year Ended December 31, 2016
(Dollars in millions)	Ending Balance	% of Balance	Average Balance	Average Effective Interest Rate
FFELP Stafford and Other Education Loans, net(1)	$32,319	29%	$34,710	2.31%
FFELP Consolidation Loans, net	55,411	50	57,787	2.98
Private Education Loans, net	23,340	21	25,361	6.26
Total education loans, net	$111,070	100%	$117,858	3.49%

(1)	Primarily Stafford Loans, but also includes federally guaranteed PLUS and HEAL Loans.

As of December 31, 2017 and 2016, 86 percent and 83 percent, respectively, of our education loan portfolio was in repayment.

Loan Sales

In 2015, we sold $412 million of FFELP Loans for a $12 million gain and $178 million of low-interest rate Private Education Loans for a $21 million loss. There were no loan sales in 2016 or 2017.